SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Useful Life
Computer and office equipment	5-7 years
Furniture & fixtures	6-7 years
Leasehold improvements	Lease Term
Vehicle	5 years

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful Life

Computer and office equipment	5-7 years
Furniture & fixtures	6-7 years
Leasehold improvements	Lease Term
Vehicle	5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS, NET

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Useful Life

Computer software	5 years

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Useful Life

Computer software	5 years

SCHEDULE OF DIS-AGGREGATED INFORMATION OF REVENUES

Disaggregated information of revenues by products are as follows:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2022	2021	2022	2021

Survivor Select	$78,243	$14,252	$100,996	$51,893
Energized Mineral Concentrate	-	49	-	52,232
Ionized Cal-Mag	57,653	15,506	120,021	55,804
Omega Blend	66,890	48,582	246,067	233,943
Beta Maxx	71,559	32,605	119,196	122,405
Vege-Fruit Fiber	-	186	-	186
Iron	2,514	4,619	9,700	21,334
Young Formula	-	8,606	34,269	34,507
Organic Youth Care Cleansing Bar	-	-	-	2,990
ATPR Mito+	90,152	68,443	278,078	175,286
Lipomask	-	1,797	-	10,198
Hyaluronic Acid Serum	10,934	836	13,940	4,162
Mousse Facial Cleanser	6,176	3,565	13,570	11,252
Trim+	76,118	930	82,354	23,604
Others – Products for the provision of complementary health therapies	159,934	-	376,122	-
Others	2,786	-	3,174	-
Total revenues - products	622,959	199,976	1,397,487	799,796
Health and Wellness services	40,930	1,308	72,069	7,054
Total revenues - products and services	$663,889	$201,284	$1,469,556	$806,850

Disaggregated information of revenues by products and services are as follows:

	For the years ended December 31,
	2021	2020

Survivor Select	$83,904	$149,897
Energized Mineral Concentrate	52,047	81,481
Ionized Cal-Mag	39,527	908,964
Omega Blend	222,718	495,567
BetaMaxx	208,043	156,550
Vege Fruit Fiber	65,757	1,755
Iron	28,114	133,389
Young Formula	52,425	653,631
Organic Youth Care Cleansing Bar	5,137	43,127
Mito+	183,800	162,801
No. 1 MED	15,331	46,713
Energetique	25,574	253,396
Trim+	27,042	365,350
Total revenues – products	1,009,419	3,452,621
Health and Wellness services	7,543	-
Total revenues	$1,016,962	$3,452,621

SCHEDULE OF FOREIGN CURRENCIES TRANSLATION EXCHANGE RATES

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of
	September 30, 2022	December 31, 2021

Period-end MYR : US$1 exchange rate	4.64	4.18
Period-end HKD : US$1 exchange rate	7.85	7.80

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021

Period-average MYR : US$1 exchange rate	4.52	4.20	4.36	4.13
Period-average HKD : US$1 exchange rate	7.85	7.78	7.84	7.77

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of December 31,
	2021	2020

Period-end MYR : US$1 exchange rate	4.18	4.02
Period-end HKD : US$1 exchange rate	7.80	7.75

	For the years ended December 31,
	2021	2020

Period-average MYR : US$1 exchange rate	4.14	4.20
Period-average HKD : US$1 exchange rate	7.77	7.76